CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 3,055	$ 2,701	$ 3,146
Prepaid expenses and other assets		966	290
Prepaid expenses and other current assets	1,208	868
Inventory	930	98
Total current assets	5,193	3,667	3,436
Property and equipment, net	2,072	2,441	980
Intangible assets, net	9	10	11
Right-of-use assets	645	798
Security deposits	488	101	90
Vendor deposits	529	21	96
Total assets	8,936	7,038	4,613
Current Liabilities:
Accounts payable	1,671	1,523	66
Accrued expenses	818	1,686	167
Payroll tax liabilities	71	10	57
Contract liability	526	523
Note payable	80
Paycheck protection program loan			397
Current portion of deferred rent			22
Current portion of finance lease liability		157
Variable share settled restricted stock units	176
Current portion of operating lease liability	355	344
Total current liabilities	3,697	4,243	709
Deferred rent			104
Lease liability, net of current portion	378	558
Convertible debt and warrant liability, at fair value	4,318	11,285
Warrant liability, at fair value		374
Convertible debt, at fair value		10,911
Total liabilities	8,393	16,086	813
Stockholders' (deficit) equity:
Additional paid-in capital	246,173	209,564	151,733
Accumulated deficit	(245,637)	(218,616)	(147,936)
Total stockholders' equity (deficit)	543	(9,048)	3,800
Total liabilities and stockholders' (deficit) equity	8,936	7,038	4,613
Common Class A [Member]
Stockholders' (deficit) equity:
Common stock value	4	1	1
Common Class B [Member]
Stockholders' (deficit) equity:
Common stock value	$ 3	3	2
Common Class C [Member]
Stockholders' (deficit) equity:
Common stock value